Summary of Gross Unrealized Losses and Fair Value of Fixed Maturities by Length of Time (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	$ 1,151,712	$ 3,362,489
Unrealized losses, continuous unrealized loss position for less than 12 months	(12,569)	(132,730)
Fair value, continuous unrealized loss position for Greater 12 months	811,388	657,482
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(49,152)	(64,276)
Fair Value	1,963,100	4,019,971
Gross Unrealized Losses	(61,721)	(197,006)
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	215,767	276,025
Unrealized losses, continuous unrealized loss position for less than 12 months	(3,499)	(14,951)
Fair value, continuous unrealized loss position for Greater 12 months	107,344	1,059
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(8,867)	(28)
Fair Value	323,111	277,084
Gross Unrealized Losses	(12,366)	(14,979)
Obligations of U.S. States and Political Subdivisions
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	38,171	206,090
Unrealized losses, continuous unrealized loss position for less than 12 months	(825)	(8,314)
Fair value, continuous unrealized loss position for Greater 12 months	45,877	5,274
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(1,895)	(300)
Fair Value	84,048	211,364
Gross Unrealized Losses	(2,720)	(8,614)
Foreign government
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	296	769
Unrealized losses, continuous unrealized loss position for less than 12 months	(4)	(34)
Fair value, continuous unrealized loss position for Greater 12 months	11,098	14,632
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(1,681)	(3,223)
Fair Value	11,394	15,401
Gross Unrealized Losses	(1,685)	(3,257)
All other corporate securities
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	740,795	2,385,689
Unrealized losses, continuous unrealized loss position for less than 12 months	(6,841)	(94,085)
Fair value, continuous unrealized loss position for Greater 12 months	489,367	512,710
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(31,057)	(57,297)
Fair Value	1,230,162	2,898,399
Gross Unrealized Losses	(37,898)	(151,382)
Asset-backed securities ("ABS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	77,050	204,555
Unrealized losses, continuous unrealized loss position for less than 12 months	(689)	(8,456)
Fair value, continuous unrealized loss position for Greater 12 months	99,327	39,450
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(2,706)	(1,637)
Fair Value	176,377	244,005
Gross Unrealized Losses	(3,395)	(10,093)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	72,725	228,303
Unrealized losses, continuous unrealized loss position for less than 12 months	(593)	(5,231)
Fair value, continuous unrealized loss position for Greater 12 months	36,540	43,903
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(2,555)	(547)
Fair Value	109,265	272,206
Gross Unrealized Losses	(3,148)	(5,778)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	6,908	61,058
Unrealized losses, continuous unrealized loss position for less than 12 months	(118)	(1,659)
Fair value, continuous unrealized loss position for Greater 12 months	21,835	40,454
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(391)	(1,244)
Fair Value	28,743	101,512
Gross Unrealized Losses	$ (509)	$ (2,903)